Pension and Other Postretirement Benefit Plans 6 (Details) (USD $) In Millions, unless otherwise specified	11 Months Ended	12 Months Ended
	Dec. 29, 2013	Dec. 28, 2014	Apr. 28, 2013	Apr. 29, 2012
Successor [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 3,654	$ 3,635
Successor [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	873	613
Successor [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,473	2,475
Successor [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	308	547	268
Successor [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets, Actual Allocation	53.00%	34.00%
Plan Assets, Target Allocation	58.00%	40.61%
Fair value of plan assets	624	377
Successor [Member] | Equity Securities [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	624	377
Successor [Member] | Equity Securities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Successor [Member] | Equity Securities [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Successor [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets, Actual Allocation	26.00%	47.00%
Plan Assets, Target Allocation	33.00%	37.79%
Successor [Member] | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets, Actual Allocation	8.00%	9.00%
Plan Assets, Target Allocation	8.00%	8.34%
Successor [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets, Actual Allocation	13.00%	10.00%
Plan Assets, Target Allocation	1.00%	13.26%
Fair value of plan assets	478	374
Successor [Member] | Cash and Cash Equivalents [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	78	17
Successor [Member] | Cash and Cash Equivalents [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	400	357
Successor [Member] | Cash and Cash Equivalents [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Successor [Member] | Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,313	852
Successor [Member] | Equity Funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	126	95
Successor [Member] | Equity Funds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,187	757
Successor [Member] | Equity Funds [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Successor [Member] | Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	942	1,711
Successor [Member] | Fixed Income Funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	45	124
Successor [Member] | Fixed Income Funds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	886	1,361
Successor [Member] | Fixed Income Funds [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	11	226	11
Successor [Member] | Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	297	321
Successor [Member] | Other Investments [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Successor [Member] | Other Investments [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Successor [Member] | Other Investments [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	297	321	257
Successor [Member] | Assets, Total [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets, Actual Allocation	100.00%	100.00%
Plan Assets, Target Allocation	100.00%	100.00%
Predecessor [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets			3,380
Predecessor [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets			1,122
Predecessor [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets			1,990
Predecessor [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets			268	226
Predecessor [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets, Actual Allocation			62.00%
Plan Assets, Target Allocation	58.00%
Fair value of plan assets			882
Predecessor [Member] | Equity Securities [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets			882
Predecessor [Member] | Equity Securities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets			0
Predecessor [Member] | Equity Securities [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets			0
Predecessor [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets, Actual Allocation			29.00%
Plan Assets, Target Allocation	33.00%
Predecessor [Member] | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets, Actual Allocation			8.00%
Plan Assets, Target Allocation	8.00%
Predecessor [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets, Actual Allocation			1.00%
Plan Assets, Target Allocation	1.00%
Fair value of plan assets			20
Predecessor [Member] | Cash and Cash Equivalents [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets			7
Predecessor [Member] | Cash and Cash Equivalents [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets			13
Predecessor [Member] | Cash and Cash Equivalents [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets			0
Predecessor [Member] | Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets			1,241
Predecessor [Member] | Equity Funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets			183
Predecessor [Member] | Equity Funds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets			1,058
Predecessor [Member] | Equity Funds [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets			0
Predecessor [Member] | Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets			980
Predecessor [Member] | Fixed Income Funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets			50
Predecessor [Member] | Fixed Income Funds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets			919
Predecessor [Member] | Fixed Income Funds [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets			11	10
Predecessor [Member] | Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets			257
Predecessor [Member] | Other Investments [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets			0
Predecessor [Member] | Other Investments [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets			0
Predecessor [Member] | Other Investments [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets			$ 257	$ 216
Predecessor [Member] | Assets, Total [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets, Actual Allocation			100.00%
Plan Assets, Target Allocation	100.00%